Intangible Assets, Net (Details) - Schedule of Future Estimated Amortization Expenses	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Future Estimated Amortization Expenses [Abstract]
2024	$ 84,463
2025	29,000
2026	29,000
2027	2,416
Total	$ 144,879	$ 18,505	$ 229,880